Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets:
Plan assets at fair value at beginning of year	$ 565
Foreign currency translation	0	$ 0
Plan assets at fair value at end of year	654	565
Significant Unobservable Inputs (Level 3)
Change in plan assets:
Plan assets at fair value at beginning of year	178	167
Contributions (employer and employee)	21	21
Actual return on plan assets	4
Benefits paid	14	9
Effect of settlement	(1)	(14)
Foreign currency translation	17	(5)
Plan assets at fair value at end of year	$ 233	$ 178